Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Statement of Cash Flows [Abstract]
Proceeds from sale of property and equipment	$ 328	$ 194	$ 151
Proceeds Refund For Property Plant And Equipment			9,676
Proceeds Refund For Non Controlling Interest			$ 4,776